Trade and other payables	12 Months Ended
Sep. 30, 2022
Trade and other payables
Trade and other payables

14.    Trade and other payables

	30 September	30 September
	2022	2021	2020
	$'000	$'000	$'000
Current liabilities
Trade payables	17,478	9,748	257
Other tax and social security	633	410	331
Other creditors	516	1,019	42
Accruals	3,803	3,236	196
Deferred income	225	2,656	1,560
Total	22,655	17,069	2,386

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the year. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The directors consider that the carrying amount of financial liabilities recorded at amortised costs in the financial statements approximate their fair value.

Within other creditors, a total of $nil (2021: $961,268; 2020: $nil) relates to interest owed on convertible loan notes which converted in September 2021.

	2022	2021	2020
	$'000	$'000	$'000
Non-current Liabilities
Deferred government grants	4,183	2,460	534
	4,183	2,460	534